Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 190,081	$ 18,334
Investments, available-for-sale (amortized cost of $32,349)	32,332
Receivables	3,896
Prepaid and other current assets	874	241
Total current assets	227,183	18,575
Operating lease right-of-use assets	16,093	612
Property, plant, and equipment, net	4,102	575
Goodwill	4,204
Restricted cash	1,500
Other long-term assets	4,366
Total assets	257,448	19,762
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (DEFICIT)
Trade payables	4,645	307
Contract liabilities	513
Contract loss provisions	5,180
Debt, current portion		324
Accrued expenses and other current liabilities	6,974	525
Total current liabilities	17,312	1,156
Debt, net of current portion	35	87
Operating lease liabilities, net of current portion	14,183	403
Warrant liability	14,563	46
Other long-term liabilities	2,080
Total liabilities	48,173	1,692
Commitments and contingencies (see Note 13)
Convertible preferred stock – Preferred shares, $0.0001 par value; 10,000,000 shares authorized and no shares outstanding as of December 31, 2021; 121,348,911 shares authorized and 117,886,982 shares outstanding as of December 31, 2020 (see Note 4)		45,932
Shareholders’ equity (deficit)
Common stock, $0.0001 par value; 500,000,000 shares authorized and 183,367,037 shares issued and outstanding (excluding restricted shares of 481,301) as of December 31, 2021; 320,000,000 shares authorized and 8,160,828 shares issued and outstanding as of December 31, 2020 (see Note 4)	18	1
Additional paid-in capital	380,624	1,309
Accumulated other comprehensive loss	(4)
Accumulated deficit	(171,363)	(29,172)
Total shareholders’ equity (deficit)	209,275	(27,862)
Total liabilities, convertible preferred stock, and shareholders’ equity (deficit)	$ 257,448	$ 19,762